SCHEDULE OF AGGREGATE FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Whiskey Special Ops Notes Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	$ 1,512,692	$ 1,512,692
Issuances	302,020
Change in Fair Value	(1,247,662)
Fair value measurement liability, ending balance	567,050		$ 1,512,692
2022 and 2023 Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	36,283,890	36,283,890	8,041,000
Issuances			5,577,125
Change in Fair Value	(16,275,433)	(21,005,722)	22,665,765
Fair value measurement liability, ending balance	20,008,457		36,283,890
Converted to Equity		(15,278,168)
Whiskey Special Ops Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	1,452,562	1,452,562
Issuances	2,813,850
Change in Fair Value	16,846,522
Fair value measurement liability, ending balance	21,112,934		1,452,562
2022 Notes Warrant Libilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	794,868	794,868	433,000
Issuances			12,874
Change in Fair Value	817,454	1,078,132	348,994
Fair value measurement liability, ending balance	1,612,322		794,868
Converted to Equity		(1,873,000)
Whiskey Special Ops 2023 Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	1,452,562	1,452,562
Issuances		3,353,850	1,353,473
Change in Fair Value		6,977,656	99,089
Fair value measurement liability, ending balance			1,452,562
Converted to Equity		(11,784,068)
Whiskey Special Ops 2023 Notes Warrant Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement liability, beginning balance	$ 1,512,692	1,512,692
Issuances		302,020	1,621,527
Change in Fair Value		(1,814,712)	(108,835)
Fair value measurement liability, ending balance			$ 1,512,692
Converted to Equity